SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrants Issued, Warrants outstanding, beginning balance	1,650,000	150,000	161,500
Weighted-Average Exercise Price, Warrants outstanding, beginning balance	$ 2.84	$ 1.10	$ 1.10
Warrants Issued, Granted		1,550,000
Weighted-Average Exercise Price, Granted		$ 3.00
Warrants Issued,Canceled and expired		(50,000)	(11,500)
Weighted-Average Exercise Price, Canceled and expired		$ 3.00	$ 1.00
Warrants Issued, Exercised
Weighted-Average Exercise Price, Exercised
Warrants Issued, Warrants outstanding, ending balance	1,650,000	1,650,000	150,000
Weighted-Average Exercise Price, Warrants outstanding, ending balance	$ 2.84	$ 2.84	$ 1.10
Warrants Issued,Canceled and expired		50,000	11,500